Note 9 - Deposits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
9.	DEPOSITS

Time deposits that meet or exceed the FDIC Insurance limit of
$250,000
as of
December 31, 2019
and
2018,
were
$126.6
million and
$75.8
million, respectively.

Scheduled maturities of time deposits as of
December 31, 2019
are as follows:

(Dollar amounts in thousands)
2020	$251,291
2021	62,523
2022	25,195
2023	16,868
2024	12,923
Total	$368,800